UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

(414)-765-6076

Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: February 28, 2021

Item 1. Reports to Stockholders.

(a)

Roundhill Acquirers Deep Value ETF

Semi-Annual Report

February 28, 2021

Roundhill Acquirers Deep Value ETF
Ticker: DEEP

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Fund’s reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Roundhill Acquirers Deep Value ETF

Roundhill Acquirers Deep Value ETF

Letter to Shareholders
(Unaudited)

Dear DEEP Shareholders,

Thank you for your investment in Roundhill Acquirers Deep Value ETF (the “Fund” or “DEEP”). The information presented in this report relates to the operations of DEEP for the fiscal period from September 1, 2020 to February 28, 2021 (the “current fiscal period”).

As a reminder, the Fund seeks to provide investment results that, before fees and expenses, correspond to the total return performance of the Acquirers Deep Value Index (the “Index”). Acquirers recently changed the Index to a small and microcap value-based index from a large capitalization value-based index. Acquirers will apply the same deep-value philosophy to the small and microcap Index. Acquirers begins its investment process with the “acquirer’s multiple,” the measure financial acquirers such as activists and buyout firms use to find potential targets. Acquirers takes a holistic approach to valuation, examining assets, earnings, and cash flows, to understand the economic reality of each company. An important part of this process is a forensic-accounting diligence of the financial statements, particularly the notes and management’s discussion and analysis, to find information that may impact investment decisions.

The Fund had positive performance during the current fiscal period. The market price for DEEP increased 36.87% and the NAV increased 36.31%, while the S&P 500® Index, a broad market index, gained 9.74% over the same period. The Fund’s Index returned positive 37.12%.

For the current fiscal period, the largest positive contributor to return was Evercore, Inc. (EVR), adding 1.77% to the return of the Fund, gaining 33.05%, with an average weighting of 1.61%. The second largest contributor to return was Atkore, Inc. (ATKR), adding 1.55% to the return of the Fund, gaining 200.80% with an average weighting of 0.83%. The third largest contributor to return was Centrus Energy Corporation (LEU), adding 1.24% to the return of the Fund, gaining 126.54% with an average weighting of 0.35%.

For the current fiscal period, the largest negative contributor to return was TechnipFMC plc (FTI), detracting 1.39%. from the return of the Fund, declining 20.78%, with an average weighting of 1.51%. The security contributing second-most negatively was American Equity Investment Life Holding Company (AEL), detracting 0.86% from the return of the Fund, and declining 15.47% with an average weighting of 0.53%. The third largest negative contributor to return was Biogen, Inc. (BIIB), detracting 0.60% from the return of the Fund, and declining 10.74% with an average weight of 1.51%.

Roundhill Acquirers Deep Value ETF

Letter to Shareholders (Continued)
(Unaudited)

The Fund began trading on September 23, 2014, with 1,050,000 outstanding shares as of February 28, 2021.

We appreciate your investment in Roundhill Acquirers Deep Value ETF.

Sincerely,

J. Garrett Stevens
Chief Executive Officer
Exchange Traded Concepts, Adviser to the Fund

Must be preceded or accompanied by a prospectus.

Investing involves risk. Principal loss is possible. The Fund has the same risks as the underlying securities traded on the exchange throughout the day. Redemptions are limited and often commissions are charged on each trade, and ETFs may trade at a premium or discount to their net asset value. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than a diversified fund. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index. The Fund is not actively managed and may be affected by a general decline in market segments related to the index. Unlike mutual funds, ETFs may trade at a premium or discount to their net asset value.

Free Cash Flow – a measure of performance calculated as operating cash flow minus capital expenditures.

Acquirers Deep Value Index – The Index tracks the performance of a portfolio of 20 of the most undervalued, fundamentally strong stocks drawn from the largest 500 stocks listed in the United States meeting certain liquidity thresholds. The Index identifies potentially undervalued stocks by using The Acquirer’s Multiple®, which is a valuation metric developed and published in 2014 by Tobias Carlisle, Managing Member of the Index Provider. The initial universe of stocks is then valued holistically—assets, earnings, and cash flows are examined—in accordance with the Index methodology to understand the economic reality of each stock. Each stock is then ranked on the basis of such valuation. Potential components are further evaluated using statistical measures of fraud, earnings manipulation, and financial distress. Each potential component is then examined for a margin of safety in three ways: (a) a wide discount to a conservative valuation, (b) a strong, liquid balance sheet, and (c) a robust business capable of generating free cash flows. Finally, a forensic accounting due diligence review is performed, in accordance with the Index methodology, with respect to each remaining potential component’s financial statements, particularly with respect to the notes and management’s discussion and analysis. The Index is formed from the 20 highest ranked components that pass each stage. Each stock will be weighted to approximately 5% of the Index value at the time of each quarterly reconstitution of the Index.

Standard & Poor’s 500® (S&P 500® Index) – An index of 500 stocks chosen for market size, liquidity and industry grouping, among other factors. The S&P 500® is designed to be a leading indicator of U.S. equities and is meant to reflect the risk/return characteristics of the large cap universe.

You cannot invest directly in an index.

Past performance is not a guarantee of future results.

Fund holdings are subject to change and are not a recommendation to buy or sell any security. For a complete listing of the Fund’s holdings please view the schedule of investments.

Roundhill Acquirers Deep Value ETF is distributed by Quasar Distributors, LLC.

Roundhill Acquirers Deep Value ETF

Portfolio Allocation
As of February 28, 2021 (Unaudited)

Sector	Percentage of Net Assets
Financials ♦	37.5%
Industrials ♦	32.6
Consumer Discretionary	6.9
Materials	5.8
Information Technology	4.7
Energy	4.1
Consumer Staples	3.0
Communication Services	2.1
Utilities	1.3
Health Care	0.9
Real Estate	0.7
Short-Term Investments	0.3
Other Assets in Excess of Liabilities	0.1
100.0%

♦

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 7 in the
Notes to Financial Statements.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

Roundhill Acquirers Deep Value ETF

Schedule of Investments
February 28, 2021 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS — 99.6%
	Communication Services — 2.1%
17,052	Gray Television, Inc. (a)	$309,494
21,945	IDT Corporation - Class B (a)	393,913
		703,407
	Consumer Discretionary — 6.9%
2,241	Biglari Holdings, Inc. - Class B (a)	262,511
9,521	Core-Mark Holding Company, Inc.	310,194
12,392	Green Brick Partners, Inc. (a)	244,494
6,029	M/I Homes, Inc. (a)	300,847
10,242	ODP Corporation	391,961
8,294	Rent-A-Center, Inc.	479,062
6,706	Standard Motor Products, Inc.	281,719
		2,270,788
	Consumer Staples — 3.0%
7,045	Seneca Foods Corporation - Class A (a)	383,671
16,855	SpartanNash Company	307,266
5,794	Universal Corporation	294,451
		985,388
	Energy — 4.1%
11,010	Cactus, Inc. - Class A	350,889
54,800	DHT Holdings, Inc.	305,784
17,101	International Seaways, Inc.	296,531
33,420	Solaris Oilfield Infrastructure, Inc. - Class A	394,690
		1,347,894
	Financials — 37.5% ♦
7,393	1st Source Corporation	328,028
3,097	American National Group, Inc.	278,792
4,893	AMERISAFE, Inc.	286,338
17,449	Berkshire Hills Bancorp, Inc.	351,772
9,552	Cathay General Bancorp	359,537
15,373	Central Pacific Financial Corporation	347,891
13,473	CNB Financial Corporation	312,708
7,895	Community Trust Bancorp, Inc.	322,590

The accompanying notes are an integral part of these financial statements.

Roundhill Acquirers Deep Value ETF

Schedule of Investments
February 28, 2021 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.6% (Continued)
	Financials — 37.5% ♦ (Continued)
17,606	Curo Group Holdings Corporation	$254,759
1,961	Diamond Hill Investment Group, Inc.	278,168
12,035	Dime Community Bancshares, Inc.	353,949
15,182	Donnelley Financial Solutions, Inc. (a)	394,580
7,166	Eagle Bancorp, Inc.	350,346
9,072	Employers Holdings, Inc.	302,007
8,247	Enterprise Financial Services Corporation	354,621
13,492	Financial Institutions, Inc.	369,411
10,167	First Bancshares, Inc.	326,056
13,492	First Busey Corporation	308,832
12,959	First Community Bankshares, Inc.	332,528
7,522	First Financial Corporation	318,782
16,291	First of Long Island Corporation	302,687
7,382	Flagstar Bancorp, Inc.	320,305
68,726	Genworth Financial, Inc. - Class A (a)	214,425
5,901	Great Southern Bancorp, Inc.	311,514
22,263	Greenhill & Company, Inc.	335,949
25,577	Hanmi Financial Corporation	437,878
28,113	Hope Bancorp, Inc.	369,967
8,059	International Bancshares Corporation	351,211
20,047	Meridian Bancorp, Inc.	335,787
1,426	National Western Life Group, Inc. - Class A	297,792
8,867	Oppenheimer Holdings, Inc. - Class A	336,059
3,856	PJT Partners, Inc. - Class A	268,840
3,531	Safety Insurance Group, Inc.	279,232
13,857	Simmons First National Corporation - Class A	405,733
5,801	Stewart Information Services Corporation	273,807
5,216	StoneX Group, Inc. (a)	300,911
8,226	TriCo Bancshares	354,294
16,835	TriState Capital Holdings, Inc. (a)	386,363
		12,414,449

The accompanying notes are an integral part of these financial statements.

Roundhill Acquirers Deep Value ETF

Schedule of Investments
February 28, 2021 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.6% (Continued)
	Health Care — 0.9%
4,295	National HealthCare Corporation	$298,717
	Industrials — 32.6% ♦
32,635	ACCO Brands Corporation	264,344
3,948	Albany International Corporation - Class A	312,089
8,977	Apogee Enterprises, Inc.	335,740
6,909	Atkore, Inc. (a)	467,394
4,097	Barrett Business Services, Inc.	291,706
10,093	BlueLinx Holdings, Inc. (a)	404,729
5,918	Boise Cascade Company	295,545
36,239	Costamare, Inc.	349,706
13,075	DXP Enterprises, Inc. (a)	392,773
5,175	Encore Wire Corporation	339,118
16,681	Ennis, Inc.	330,617
60,725	Golden Ocean Group, Ltd.	370,423
33,496	GrafTech International, Ltd.	396,258
23,981	Great Lakes Dredge & Dock Corporation (a)	364,271
8,324	HNI Corporation	296,251
30,331	Interface, Inc.	376,711
14,269	Kelly Services, Inc. - Class A (a)	297,081
6,804	Kforce, Inc.	349,385
23,651	Kimball International, Inc. - Class B	306,044
8,078	Miller Industries, Inc.	318,839
8,221	Mueller Industries, Inc.	334,101
4,942	MYR Group, Inc. (a)	291,331
3,262	National Presto Industries, Inc.	333,801
10,691	Northwest Pipe Company (a)	363,815
58,068	Orion Group Holdings, Inc. (a)	338,536
10,017	Powell Industries, Inc.	311,829
10,661	Primoris Services Corporation	356,824

The accompanying notes are an integral part of these financial statements.

Roundhill Acquirers Deep Value ETF

Schedule of Investments
February 28, 2021 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.6% (Continued)
	Industrials — 32.6% ♦ (Continued)
23,126	Resources Connection, Inc.	$295,088
21,477	Steelcase, Inc. - Class A	299,389
15,285	Titan Machinery, Inc. (a)	374,483
15,422	TrueBlue, Inc. (a)	321,240
5,880	Vectrus, Inc. (a)	321,048
		10,800,509
	Information Technology — 4.7%
7,693	Methode Electronics, Inc.	299,488
6,402	PC Connection, Inc.	294,556
26,138	Photronics, Inc. (a)	311,303
8,977	Sanmina Corporation (a)	319,761
11,797	ScanSource, Inc. (a)	335,507
		1,560,615
	Materials — 5.8%
24,199	FutureFuel Corporation	355,241
5,680	Hawkins, Inc.	355,568
78,941	IAMGOLD Corporation (a)	234,455
10,708	Koppers Holdings, Inc. (a)	357,754
25,289	O-I Glass, Inc.	295,376
7,014	Schweitzer-Mauduit International, Inc.	327,554
		1,925,948
	Real Estate — 0.7%
31,040	GEO Group, Inc.	223,488

	Utilities — 1.3%
146,776	Atlantic Power Corporation (a)	421,247

	TOTAL COMMON STOCKS (Cost $26,129,418)	32,952,450

The accompanying notes are an integral part of these financial statements.

Roundhill Acquirers Deep Value ETF

Schedule of Investments
February 28, 2021 (Unaudited) (Continued)

Shares	Security Description	Value
	SHORT-TERM INVESTMENTS — 0.3%
109,847	First American Treasury Obligations Fund, Class X - 0.03% *	$109,847
	TOTAL SHORT-TERM INVESTMENTS (Cost $109,847)	109,847

	TOTAL INVESTMENTS — 99.9% (Cost $26,239,265)	33,062,297
	Other Assets in Excess of Liabilities — 0.1%	24,776
	NET ASSETS — 100.0%	$33,087,073

Percentages are stated as a percentage of net assets.
(a)	Non-income producing security.
*	Rate shown is the annualized seven-day yield as of February 28, 2021.
♦

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 7 in the
Notes to Financial Statements.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Roundhill Acquirers Deep Value ETF

Statement of Assets and Liabilities
February 28, 2021 (Unaudited)

ASSETS
Investments in securities, at value (cost $26,239,265)	$33,062,297
Dividends and interest receivable	45,041
Total assets	33,107,338

LIABILITIES
Management fees payable	20,265
Total liabilities	20,265

NET ASSETS	$33,087,073

Net Assets Consist of:
Paid-in capital	$70,737,867
Total distributable earnings (accumulated deficit)	(37,650,794)
Net assets	$33,087,073

Net Asset Value:
Net assets	$33,087,073
Shares outstanding ^	1,050,000
Net asset value, offering and redemption price per share	$31.51

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

Roundhill Acquirers Deep Value ETF

Statement of Operations
For the Six-Months Ended February 28, 2021 (Unaudited)

INVESTMENT INCOME
Dividends	$293,642
Interest	11
Total investment income	293,653

EXPENSES
Management fees	107,410
Total expenses	107,410
Net investment income (loss)	186,243

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	2,297,266
Change in unrealized appreciation (depreciation) on investments	6,211,533
Net realized and unrealized gain (loss) on investments	8,508,799
Net increase (decrease) in net assets resulting from operations	$8,695,042

The accompanying notes are an integral part of these financial statements.

Roundhill Acquirers Deep Value ETF

Statements of Changes in Net Assets

	Six-Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020
OPERATIONS
Net investment income (loss)	$186,243	$6,089,572
Net realized gain (loss) on investments	2,297,266	(82,229,404)
Change in unrealized appreciation (depreciation) on investments	6,211,533	43,247,291
Net increase (decrease) in net assets resulting from operations	8,695,042	(32,892,541)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(170,710)	(8,944,701)
Total distributions to shareholders	(170,710)	(8,944,701)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	26,030,270	155,973,230
Payments for shares redeemed	(23,555,500)	(361,857,920)
Net increase (decrease) in net assets derived from capital share transactions (a)	2,474,770	(205,884,690)
Net increase (decrease) in net assets	$10,999,102	$(247,721,932)

NET ASSETS
Beginning of period/year	$22,087,971	$269,809,903
End of period/year	$33,087,073	$22,087,971

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Subscriptions	1,050,000	4,950,000
Redemptions	(950,000)	(13,400,000)
Net increase (decrease)	100,000	(8,450,000)

The accompanying notes are an integral part of these financial statements.

Roundhill Acquirers Deep Value ETF

Financial Highlights

For a capital share outstanding throughout the period/year

	Six-Months Ended February 28, 2021 (Unaudited)		Year Ended August 31, 2020		Year Ended August 31, 2019		Year Ended August 31, 2018		Year Ended August 31, 2017		Year Ended August 31, 2016
Net asset value, beginning of period/year	$23.25		$28.70		$35.63		$28.60		$24.70		$22.62

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (1)	0.18		1.12		1.07		1.05		0.44		0.87
Net realized and unrealized gain (loss) on investments (9)	8.24		(4.84)		(7.18)		6.86		3.84		2.38
Total from investment operations	8.42		(3.72)		(6.11)		7.91		4.28		3.25

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.16)		(1.73)		(0.82)		(0.88)		(0.38)		(1.17)
Total distributions	(0.16)		(1.73)		(0.82)		(0.88)		(0.38)		(1.17)

CAPITAL SHARE TRANSACTIONS:
Net asset value, end of period/year	$31.51		$23.25		$28.70		$35.63		$28.60		$24.70

Total return	36.31	%(2)	-12.95%		-17.24%		27.84%		17.43%		14.99%

SUPPLEMENTAL DATA:
Net assets at end of period/year (000’s)	$33,087		$22,088		$269,810		$158,552		$97,252		$75,349

RATIOS TO AVERAGE NET ASSETS:
Expenses before fees waived	0.80	%(3)	0.80%		0.80%		0.80%		0.80%		0.80%
Expenses after fees waived	0.80	%(3)	0.27	%(4)	0.40	%(5)	0.48	%(6)	0.58	%(7)	0.80%
Net investment income (loss) before fees waived	1.39	%(3)	3.14%		2.97%		2.84%		1.43%		3.83%
Net investment income (loss) after fees waived	1.39	%(3)	3.67	%(4)	3.37	%(5)	3.16	%(6)	1.65	%(7)	3.83%
Portfolio turnover rate (8)	106	%(2)	143%		97%		126%		201%		206%

The accompanying notes are an integral part of these financial statements.

Roundhill Acquirers Deep Value ETF

Financial Highlights (Continued)
For a capital share outstanding throughout the period/year

(1)	Calculated based on average shares outstanding during the period/year.
(2)	Not annualized.
(3)	Annualized.
(4)

Effective January 1, 2020 through June 22, 2020, the Adviser contractually agreed to waive 21 basis points (0.21%) of its management fees for the Fund. The Adviser voluntarily waived an additional 33 basis points (0.33%) of its management fee during the period September 1, 2019 through June 22, 2020.

(5)

Effective January 1, 2019 the Adviser contractually agreed to waive 21 basis points (0.21%) of its management fees for the Fund until at least December 31, 2019. The Adviser voluntarily waived an additional 33 basis points (0.33%) of its management fee during the period from March 6, 2019 through August 31, 2019.

(6)

Effective January 1, 2018 the Adviser contractually agreed to waive 21 basis points (0.21%) of its management fees for the Fund until at least December 31, 2018. The Adviser voluntarily waived an additional 8 basis points (0.08%) during the year and voluntarily reimbursed the Fund an additional $30,758.

(7)

Effective January 1, 2017 the Adviser contractually agreed to waive 21 basis points (0.21%) of its management fees for the Fund until at least December 31, 2017. The Adviser voluntarily waived an additional 10 basis points (0.10%) of its management fees during the period from January 1, 2017 through August 31, 2017.

(8)	Excludes the impact of in-kind transactions.
(9)

Realized and unrealized gains (losses) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

Roundhill Acquirers Deep Value ETF

Notes to Financial Statements

February 28, 2021 (Unaudited)

NOTE 1 – ORGANIZATION

Roundhill Acquirers Deep Value ETF (the “Fund”) is a non-diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to seek investment results that, before expenses and fees, track the Acquirers Deep Value Index (the “Index”). The Fund commenced operations on September 22, 2014.

The end of the reporting period for the Fund is February 28, 2021, and the period covered by these Notes to Financial Statements is the fiscal period from September 1, 2020 through February 28, 2021 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market®, and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Roundhill Acquirers Deep Value ETF

NOTES TO FINANCIAL STATEMENTS
February 28, 2021 (Unaudited) (Continued)

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1	– Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2

– Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3

– Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Roundhill Acquirers Deep Value ETF

NOTES TO FINANCIAL STATEMENTS
February 28, 2021 (Unaudited) (Continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of the end of the current fiscal period:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$32,952,450	$—	$—	$32,952,450
Short-Term Investments	109,847	—	—	109,847
Total Investments in Securities	$33,062,297	$—	$—	$33,062,297

^	See Schedule of Investments for breakout of investments by sector classification.

During the current fiscal period, the Fund did not recognize any transfers to or from Level 3.

B.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all net taxable investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and applicable state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.

C.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend

Roundhill Acquirers Deep Value ETF

NOTES TO FINANCIAL STATEMENTS
February 28, 2021 (Unaudited) (Continued)

income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

D.

Distributions to Shareholders. Distributions to shareholders from net investment income are declared and paid by the Fund on a quarterly basis and distributions from net realized gains on securities are declared and paid by the Fund on an annual basis. Distributions are recorded on the ex-dividend date.

E.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

F.

Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of the Fund is equal to the Fund’s NAV per share.

G.

Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

Roundhill Acquirers Deep Value ETF

NOTES TO FINANCIAL STATEMENTS
February 28, 2021 (Unaudited) (Continued)

The permanent differences primarily relate to redemptions in kind. During the fiscal year end August 31, 2020, the following table shows the reclassifications made:

Distributable Earnings (Accumulated Deficit)	Paid-In Capital
$56,276,173	$(56,276,173)

During the fiscal year ended August 31, 2020, the Fund realized $56,276,173 in net capital losses resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such losses are not taxable to the Fund, they have been reclassified from distributable earnings (accumulated deficit) to paid-in capital.

I.

Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period, that materially impacted the amounts or disclosures in the Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Exchange Traded Concepts, LLC (the “Adviser”), serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the Fund, the Fund pays the Adviser 0.80% at an annual rate based on the Fund’s average daily net assets.

Roundhill Acquirers Deep Value ETF

NOTES TO FINANCIAL STATEMENTS
February 28, 2021 (Unaudited) (Continued)

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board and monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s Custodian.

A Trustee and all officers of the Trust are affiliated with the Administrator and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $27,774,445 and $30,102,308, respectively.

During the current fiscal period, there were no purchases or sales of U.S. Government securities.

During the current fiscal period, in-kind transactions associated with creations and redemptions were $25,887,807 and $21,142,975, respectively.

NOTE 5 – INCOME TAX INFORMATION

The amount and character of tax basis distributions and composition of net assets, including distributable earnings (accumulated deficit) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined for the current fiscal period.

The components of distributable earnings (accumulated deficit) and cost basis of investments and net unrealized appreciation (depreciation) for federal income tax purposes at August 31, 2020 were as follows:

Tax cost of investments	$21,501,397
Gross tax unrealized appreciation	$1,155,699
Gross tax unrealized depreciation	(600,102)
Net tax unrealized appreciation (depreciation)	555,597
Undistributed ordinary income	50,123
Undistributed long-term capital gains	—
Other accumulated gain(loss)	(46,780,846)
Distributable earnings (accumulated deficit)	$(46,175,126)

Roundhill Acquirers Deep Value ETF

NOTES TO FINANCIAL STATEMENTS
February 28, 2021 (Unaudited) (Continued)

The difference between the cost basis for financial statement and federal income tax purposes is due primarily to timing differences in recognizing wash sales.

A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended August 31, 2020, the Fund did not elect to defer any post-October capital losses or late-year ordinary losses.

As of August 31, 2020, the Fund had a short-term capital loss carryforward of $32,348,080 and a long-term capital loss carryforward of $14,432,766. These amounts do not have an expiration date.

The tax character of distributions paid by the Fund during the years ended August 31, 2020 and August 31, 2019 were as follows:

	Year Ended August 31, 2020	Year Ended August 31, 2019
Ordinary Income	$8,944,701	$5,981,799

NOTE 6 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Roundhill Acquirers Deep Value ETF

NOTES TO FINANCIAL STATEMENTS
February 28, 2021 (Unaudited) (Continued)

The Fund currently offers one class of shares, which has no front end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $250, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Fund for the transaction costs associated with cash transactions. Variable fees received by the Fund, if any, are displayed in the Capital Shares Transactions section of the Statements of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

NOTE 7 – PRINCIPAL RISKS

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a small number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Sector Risk. To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

COVID-19 Risk. The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Fund’s investments.

Roundhill Acquirers Deep Value ETF

Expense Example

For the Six-Months Ended February 28, 2021 (Unaudited)

As a shareholder of the Fund you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period as indicated below in the Expense Example table.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value September 1, 2020	Ending Account Value February 28, 2021	Expenses Paid During the Period(1)
Actual	$1,000.00	$1,363.10	$4.69
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.83	$4.01

(1)

The dollar amounts shown as expenses paid during the period are equal to the annualized six-month net expense ratio, 0.80%, multiplied by the average account value during the period, multiplied by 181/365 to reflect the one-half year period.

Roundhill Acquirers Deep Value ETF

Review of Liquidity Risk Management Program
(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series.

At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2020. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

Roundhill Acquirers Deep Value ETF

Approval of Advisory Agreement and Board Consideration
(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on October 7, 2020 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the continuation of the Investment Advisory Agreement (the “Advisory Agreement”) between Exchange Traded Concepts, LLC (the “Adviser”) and the Trust, on behalf of the Roundhill Acquirers Deep Value ETF (formerly known as the “Deep Value ETF”) (the “Fund”).

Prior to the Meeting, the Board, including the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Adviser (the “Materials”) regarding, among other things: (i) the nature, extent, and quality of the services provided by the Adviser; (ii) the historical performance of the Fund; (iii) the cost and profits realized from providing such services, including any fall-out benefits enjoyed by the Adviser or its affiliates; (iv) comparative fee and expense data for the Fund; (v) the extent to which the advisory fee for the Fund reflects economies of scale shared with Fund shareholders; and (vi) other factors the Board deemed to be relevant.

Prior to the Meeting, the Adviser, along with representatives from other service providers of the Fund, presented written information to help the Board evaluate the Adviser’s fees and other aspects of the Agreement. Additionally, representatives from the Adviser provided an oral overview of the Fund’s strategy, the services provided to the Fund by the Adviser, and additional information about the Adviser’s personnel and business. The Board then discussed the written materials and oral presentation that it had received, and any other information that the Board received at the Meeting and deliberated on the approval of the Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

Approval of the Continuation of the Advisory Agreement with the Adviser

Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser would continue to provide investment management services to the Fund. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance infrastructure and past reports from the Trust’s Chief Compliance Officer (“CCO”). The Board also considered its previous experience with the Adviser providing investment management services to the Fund. The Board noted that it had previously received a copy of the Adviser’s registration form (“Form ADV”), as well as the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the firm’s key personnel, and the services provided by the Adviser.

Roundhill Acquirers Deep Value ETF

Approval of Advisory Agreement and Board Consideration
(Unaudited) (Continued)

The Board also considered other services currently provided by the Adviser to the Fund, such as monitoring adherence to the Fund’s investment restrictions, monitoring compliance with various policies and procedures and with applicable securities regulations, and monitoring the extent to which the Fund achieved its investment objective as an passively-managed fund. The Board further considered the oral information provided by the Adviser with respect to the impact of the COVID-19 pandemic on the Adviser’s operations.

Historical Performance. The Board noted that it had received information regarding the Fund’s performance for various time periods in the Materials and primarily considered the Fund’s performance for periods ended June 30, 2020. The Board noted that, for the one-, three-, and five-year and since inception periods, the Fund performed in line with its underlying index, before fees and expenses. The Board also considered that for each period, the Fund significantly underperformed the S&P 500 Index. The Board further noted that, for the one-year, three-year, and five-year periods, the Fund underperformed the median for funds in the universe of U.S. Mid-Cap Value ETFs as reported by Morningstar (the “Category Peer Group”). The Board also considered the Fund’s performance relative to its most direct competitors that employ a similar deep value investing approach, as identified by the Adviser (the “Selected Peer Group”). The Board noted that the Fund’s performance for the one- and three-year periods was lower than the funds in the Selected Peer Group, and for the five-year period, the Fund’s returns were in the range of returns for the Selected Peer Group.

Cost of Services Provided and Economies of Scale. The Board reviewed the expense ratio for the Fund and compared the Fund’s expense ratio to its Category Peer Group and the Selected Peer Group. The Board noted that the expense ratio for the Fund for the most recent fiscal year was in-line with the median for the Category Peer Group and less than the expense ratio for funds in the Selected Peer Group, but the Fund’s expense ratio reflected certain fee waiver arrangements that were no longer in effect. The Board noted that the Fund’s new expense ratio would be significantly higher and would be compared to a universe of U.S. Small-Cap ETFs in the future.

The Board took into consideration that the advisory fee for the Fund was a “unified fee,” meaning the Fund paid no expenses other than the advisory fee and, if incurred, certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser continued to be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of its own fee and resources. In this regard, the Board considered the Adviser’s financial resources needed to support its management of the Fund and obligations under the “unified fee” arrangement. The

Roundhill Acquirers Deep Value ETF

Approval of Advisory Agreement and Board Consideration
(Unaudited) (Continued)

Board also evaluated the compensation and benefits received by the Adviser from its relationship with the Fund, taking into account analyses of the Adviser’s profitability with respect to the Fund.

The Board expressed the view that it currently appeared that the Adviser might realize economies of scale in managing the Fund as assets grow in size. The Board further determined that, based on the amount and structure of the Fund’s unitary fee, such economies of scale would be shared with Fund shareholders, although the Board intends to monitor fees as the Fund grows in size and assess whether fee breakpoints may be warranted.

Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuation of the Advisory Agreement was in the best interests of the Fund and its shareholders.

Roundhill Acquirers Deep Value ETF

Federal Tax Information

(Unaudited)

For the fiscal year ended August 31, 2020, certain dividends paid by the Fund may be subject to a maximum rate of 23.8%, as provided for by the Jobs and Growth Tax relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was 100.00%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividend received deduction for the fiscal year ended August 31, 2020 was 100.00%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Fund was 0.00%.

Information About Portfolio Holdings
(Unaudited)

The Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004 or by accessing the Fund’s website at www.roundhillinvestments.com/etf/deep. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at www.roundhillinvestments.com/etf/deep daily.

Information About Proxy Voting
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.roundhillinvestments.com/etf/deep.

When available, information regarding how the Fund voted proxies relating to portfolio securities during the twelve-months ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

Roundhill Acquirers Deep Value ETF

Frequency Distribution of Premiums and Discounts

(Unaudited)

Information regarding how often shares of the Fund trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available, without charge, on the Fund’s website at www.roundhillinvestments.com/etf/deep.

Information About the Fund’s Trustees
(Unaudited)

The SAI includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling toll free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.roundhillinvestments.com/etf/deep.

(This Page Intentionally Left Blank.)

Adviser

Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 207
Oklahoma City, Oklahoma 73120

Index Provider

Acquirers Funds, LLC
609 Deep Valley Drive, Suite 200
Rolling Hills, California 90274

Distributor

Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel

Morgan, Lewis, & Bockius, LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

Roundhill Acquirers Deep Value ETF

Symbol – DEEP
CUSIP – 26922A701

(b) Not applicable

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and acting principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	5/6/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	5/6/2021

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	5/6/2021

*	Print the name and title of each signing officer under his or her signature.